INVESTMENTS, The Maturities and Annual Market Rates of Investments at Fair Value (Details ) $ in Thousands, S/ in Millions		12 Months Ended
		Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)
Investment transactions [Abstract]
Nominal amount | $				$ 73,642,609		$ 54,844,606
Unrealized loss		S/ 18.5	S/ 13.0
Fair Value Hedges [Member]
Investment transactions [Abstract]
Nominal amount | $				$ 1,562,305		$ 2,811,888
Inversiones Nacionales de Turismo [Member]
Investment transactions [Abstract]
Unrealized loss		S/ 18.5
Peruvian Company Rutas De Lima S.A.C [Member]
Investment transactions [Abstract]
Unrealized loss			S/ 40.5
Peru [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued		37.10%	43.60%
United States [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued		38.10%	32.30%
Colombia [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued			4.60%
Chile [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued		4.60%
Other Countries [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued		20.20%	19.50%
Repurchase Agreement [Member]
Investment transactions [Abstract]
Investments in equity instruments designated at fair value through other comprehensive income					S/ 318.4		S/ 997.8
Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets		Jan-2022 / Nov-2095	Jan-2021 / Jul-2070
Corporate Bonds [Member] | Cash Flow Hedges [Member] | Currency Swaps [Member]
Investment transactions [Abstract]
Nominal amount					S/ 79.1		81.8
Government Treasury Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	[1]	Jan-2022 / Feb-2055	Jan-2021 / Feb-2055
Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	[2]	Jan-2022 / Mar-2023	Jan-2021 / Mar-2023
Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets		Jan-2022 / Jul-2033	Jan-2021 / Jul-2033
Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets		Jan-2022 / Sep-2045	Jan-2021 / Sep-2045
Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets		Apr-2022 / Aug-2045	Apr-2022 / Aug-2045
Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets		Apr-2022 / Feb-2035	Jan-2021 / Feb-2035
Bonds Issued by Danske Bank [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				(0.31%)	(0.31%)
Bond Issued by the Banco Interamericano de Finanzas S.A [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				(0.04%)	(0.04%)
Derivatives Held as Hedges [Member] | Fair Value Hedges [Member]
Investment transactions [Abstract]
Nominal amount					S/ 636.4		S/ 628.7
The Soles [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				1.64%	1.64%	(0.31%)	(0.31%)
The Soles [Member] | Minimum [Member] | Government Treasury Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[1]			1.79%	1.79%	(1.20%)	(1.20%)
The Soles [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[2]			2.52%	2.52%	0.25%	0.25%
The Soles [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				3.88%	3.88%	0.00%	0.00%
The Soles [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				4.05%	4.05%	1.32%	1.32%
The Soles [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				0.28%	0.28%	(0.04%)	(0.04%)
The Soles [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				1.77%	1.77%	(0.18%)	(0.18%)
The Soles [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				19.28%	19.28%	16.21%	16.21%
The Soles [Member] | Maximum [Member] | Government Treasury Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[1]			6.91%	6.91%	5.08%	5.08%
The Soles [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[2]			3.40%	3.40%	0.73%	0.73%
The Soles [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				3.88%	3.88%	0.00%	0.00%
The Soles [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				28.90%	28.90%	13.36%	13.36%
The Soles [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				7.48%	7.48%	5.74%	5.74%
The Soles [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				7.99%	7.99%	5.84%	5.84%
US Dollars [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				0.00%	0.00%	0.01%	0.01%
US Dollars [Member] | Minimum [Member] | Government Treasury Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[1]			0.00%	0.00%	0.03%	0.03%
US Dollars [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[2]			0.00%	0.00%	0.00%	0.00%
US Dollars [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				2.48%	2.48%	2.48%	2.48%
US Dollars [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				2.17%	2.17%	1.51%	1.51%
US Dollars [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				0.86%	0.86%	0.16%	0.16%
US Dollars [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				3.39%	3.39%	3.38%	3.38%
US Dollars [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				67.59%	67.59%	10.51%	10.51%
US Dollars [Member] | Maximum [Member] | Government Treasury Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[1]			4.61%	4.61%	4.61%	4.61%
US Dollars [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[2]			0.00%	0.00%	0.00%	0.00%
US Dollars [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				2.68%	2.68%	4.57%	4.57%
US Dollars [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				10.85%	10.85%	9.19%	9.19%
US Dollars [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				7.62%	7.62%	4.76%	4.76%
US Dollars [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				5.05%	5.05%	4.52%	4.52%
Other Currencies [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				1.35%	1.35%	0.78%	0.78%
Other Currencies [Member] | Minimum [Member] | Government Treasury Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[1]			4.00%	4.00%	0.07%	0.07%
Other Currencies [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[2]			0.00%	0.00%	0.00%	0.00%
Other Currencies [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				1.00%	1.00%	0.05%	0.05%
Other Currencies [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				3.50%	3.50%	0.00%	0.00%
Other Currencies [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				0.00%	0.00%	0.00%	0.00%
Other Currencies [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				0.05%	0.05%	0.00%	0.00%
Other Currencies [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				7.86%	7.86%	6.25%	6.25%
Other Currencies [Member] | Maximum [Member] | Government Treasury Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[1]			5.16%	5.16%	0.41%	0.41%
Other Currencies [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	[2]			0.00%	0.00%	0.00%	0.00%
Other Currencies [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				6.02%	6.02%	5.90%	5.90%
Other Currencies [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				0.00%	0.00%	6.00%	6.00%
Other Currencies [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				0.00%	0.00%	0.00%	0.00%
Other Currencies [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate				0.05%	0.05%	0.00%	0.00%

[1]	As of December 31, 2020, the annual effective interest rate of (0.31) corresponds to a bond issued by the Danske Bank; excluding such interest rate, the rates tend to be positive..
[2]	As of December 31, 2020, the annual effective interest rate of (0.04) percent corresponds to a bond issued by the Banco Interamericano de Finanzas S.A.; excluding such interest rate, the rates tend to be positive.